RIGHT-OF-USE ASSETS AND LEASE LIABILITY	12 Months Ended
Nov. 30, 2022
Right Of Use Assets And Lease Liability [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITY [Text Block]

17. RIGHT-OF-USE ASSETS AND LEASE LIABILITY

Right-of-use assets

In November 2018, the Company entered into two-year lease agreement for leased premises in Plymouth, Massachusetts, commencing December 1, 2018 and ending on November 30, 2020. On December 31, 2020, the Company renewed this lease agreement to November 30, 2023. The minimum base rent for the remaining lease term are: USD$3,005 ($3,726) per month from December 1, 2019 to November 01, 2020; USD$3,095 ($3,838) per month from December 1, 2020 to November 30, 2021; USD$3,188 ($3,953) per month from December 1, 2021 to November 30, 2022; and USD$3,284 ($4,072) per month from December 1, 2022 to November 30, 2023 (Note 16).

On September 9, 2021, the Company entered into lease agreement with arm's length party to use the premises known as The Old Workshop, Estuary Road, King's Lynn, Norfolk from May 1, 2021 and will set to expire on April 30, 2024, with annual lease fee of £12,000 or £1,000 per month with interest of 4% per annum above Barclays Bank PLC base rate in case of default (Note 16).

The following is the continuity of the cost and accumulated depreciation of right-of-use assets, for the year ended November 30, 2022 and 2021:

Balance, November 30, 2020	$114,648
Amortization expense	(35,654)
Cumulative translation adjustment	(6,260)
Balance, November 30, 2021	$72,734
Additions	38,027
Amortization expense	(50,571)
Cumulative translation adjustment	1,008
Balance, November 30, 2022	$61,198

Lease liability

The following is the continuity of lease liability, for the year ended November 30, 2022 and 2021:

Balance, November 30, 2020	$113,340
Lease payments	(48,175)
Interest on lease liability	14,760
Cumulative translation adjustment	(5,079)
Balance, November 30, 2021	$86,346
Additions	38,027
Lease payments	(72,727)
Interest on lease liability	18,877
Cumulative translation adjustment	5,274
Balance, November 30, 2022	$75,797
Current Portion	$66,403
Long-term portion	$9,394

As at November 30, 2022 and 2021, the minimum lease payments for the lease liabilities are as follows:

	November 30, 2022	November 30, 2021
Year ending:
2022	$-	$48,943
2023	72,664	50,403
2024	9,716	-
	82,380	99,346
Less: Interest expense on lease liabilities	(6,583)	(13,000)
Total present value of minimum lease payments	$75,797	$86,346